Commitments and Contingencies	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Commitments and Contingencies
38.	Commitments and Contingencies

(a)	Contingent liabilities
Contingent liabilities may develop in a way not initially expected. Therefore, management continuously assesses contingent liabilities to determine whether an outflow of resources embodying economic benefits has become probable. If it becomes probable that an outflow of future economic benefits will be required for an item previously dealt with as a contingent liability, a provision is recognized in the consolidated financial statements of the period in which the change in probability occurs (except in the extremely rare circumstances where no reliable estimate can be made).
Management makes estimates and assumptions that affect disclosures of commitments and contingencies. All estimates and assumptions are based on the evaluation of current circumstances and appraisals with the supports of internal specialists or external consultants.
Management regularly analyzes current information about these matters and provides for probable contingent losses including the estimate of legal expense to resolve the matters. Internal and external lawyers are used for these assessments. In making the decision regarding the need for a provision, management considers whether the Company has an obligation as a result of a past event, whether it is probable that an outflow of cash or other resources embodying economic benefits will be required to settle the obligation and the ability to make a reliable estimate of the amount of the obligation.

(b)	Details of guarantees
Contingent liabilities on outstanding guarantees and others provided by the Company as of December 31, 2019 are as follows.

(in millions of Won)			Guarantee limit			Guarantee amount
Guarantor	Guarantee beneficiary	Financial institution	Foreign currency		Won equivalent	Foreign currency	Won equivalent
[The Company]
POSCO	POSCO Asia Co., Ltd.	BOC and others	USD	100,000,000	115,780	100,000,000	115,780
	POSCO ASSAN TST STEEL INDUSTRY	SMBC and others	USD	146,527,500	169,650	131,874,750	152,685
	POSCO COATED STEEL (THAILAND) CO., LTD.	The Great & CO Co., Ltd.(SPC)	THB	5,501,000,000	212,669	5,501,000,000	212,669
	POSCO Maharashtra Steel Private Limited	Export-Import Bank of Korea and others	USD	83,784,000	97,005	83,784,000	97,005
	POSCO MEXICO S.A. DE C.V.	BOA and others	USD	120,000,000	138,936	120,000,000	138,936
	POSCO SS VINA Co., Ltd.	Export-Import Bank of Korea and others	USD	298,000,000	345,024	298,000,000	345,024
	POSCO-VIETNAM Co., Ltd.	SMBC and others	USD	156,000,000	180,617	156,000,000	180,617
	PT. KRAKATAU POSCO	Export-Import Bank of Korea and others	USD	1,350,300,000	1,563,377	940,488,348	1,088,897
POSCO INTERNATIONAL Corporation (Formerly, POSCO DAEWOO Corporation)	Daewoo Global Development. Pte., Ltd	Export-Import Bank of Korea and others	USD	199,884,500	231,426	183,992,000	213,026
	Daewoo Power PNG Ltd.	Export-Import Bank of Korea	USD	53,517,404	61,962	41,167,234	47,663
	POSCO ASSAN TST STEEL INDUSTRY	ING and others	USD	14,652,750	16,965	14,652,750	16,965
	Songdo Posco family Housing	SHINYOUNG SECURITIES CO., LTD.	KRW	10,000	10,000	—	—
	PT. Bio Inti Agrindo	Export-Import Bank of Korea and others	IDR	150,000,000,000	12,465	150,000,000,000	12,465
		KEB Hana Bank	USD	135,000,000	156,303	134,224,401	155,405
	Golden Lace DAEWOO Company Limited	Shinhan Bank	USD	11,000,000	12,736	11,000,000	12,736
	POSCO INTERNATIONAL AMERICA Corp.
	POSCO INTERNATIONAL SINGAPORE Pte. Ltd.
	POSCO INTERNATIONAL MEXICO S.A. de C.V.
	POSCO INTERNATIONAL Japan Corp.	Bank Mendes Gans	USD	50,000,000	57,890	5,602,997	6,487
	POSCO INTERNATIONAL Malaysia SDN BHD
	POSCO INTERNATIONAL Deutschland GmbH
	POSCO INTERNATIONAL Italia S.R.L.
	Mykolaiv Milling Works PJSC.	Black Sea Trade and Development Bank	EUR	23,250,000	30,165	23,250,000	30,165
POSCO ENGINEERING & CONSTRUCTION CO., LTD.	POSCO E&C Vietnam Co., Ltd.	Export-Import Bank of Korea and others	USD	47,000,000	54,417	47,000,000	54,417
	HONG KONG POSCO E&C (CHINA) INVESTMENT Co., Ltd.	Woori bank and others	USD	160,000,000	185,248	149,740,000	173,369
	POSCO Engineering and Construction India Private Limited	KEB Hana Bank	INR	221,000,000	3,587	171,200,000	2,779
	PT. POSCO E&C INDONESIA	POSCO Asia Co., Ltd. and others	USD	10,900,000	12,620	10,900,000	12,620
	JB CLARK HILLS	Korea Investment & Securities Co., Ltd.	KRW	60,000	60,000	55,000	55,000
	Daewoo Global Development. Pte., Ltd	SMBC and others	USD	163,633,000	189,454	163,633,000	189,454
	Songdo Posco family Housing	SHINYOUNG SECURITIES CO., LTD.	KRW	10,000	10,000	—	—
POSCO ICT	PT.POSCO ICT INDONESIA	POSCO Asia Co., Ltd.	USD	1,500,000	1,737	1,500,000	1,737
POSCO CHEMCAL CO., LTD (Formerly, POSCO CHEMTECH)	PT.Krakatau Posco Chemtech Calcination	POSCO Asia Co., Ltd.	USD	15,200,000	17,599	12,000,000	13,894
POSCO COATED & COLOR STEEL Co.,Ltd.	Myanmar POSCO C&C Company, Limited.	POSCO Asia Co., Ltd.	USD	13,986,947	16,194	13,986,947	16,194
POSCO ENERGY CO., LTD.	PT. KRAKATAU POSCO ENERGY	Export-Import Bank of Korea and others	USD	193,900,000	224,497	105,067,663	121,647
POSCO Asia Co., Ltd.	POSCO America Corporation	SMBC	USD	70,000,000	81,046	70,000,000	81,046

[Associates and joint ventures]
POSCO	CSP - Compania Siderurgica do Pecem	Export-Import Bank of Korea and others	USD	420,000,000	486,276	373,565,631	432,514
		BNDES	BRL	464,060,000	133,672	464,060,000	133,672
	LLP POSUK Titanium	SMBC	USD	15,000,000	17,367	15,000,000	17,367
	Nickel Mining Company SAS	SMBC	EUR	46,000,000	59,682	46,000,000	59,682
POSCO INTERNATIONAL Corporation (Formerly, POSCO DAEWOO Corporation)	GLOBAL KOMSCO Daewoo LLC	KEB Hana Bank	USD	8,225,000	9,523	8,050,000	9,320
POSCO ENGINEERING & CONSTRUCTION CO., LTD.	New Songdo International City Development, LLC	Others	KRW	386,000	386,000	386,000	386,000
	RPSD Project Co., Ltd	Others	KRW	45,000	45,000	35,000	35,000
	Chun-cheon Energy Co., Ltd	Kookmin Bank and others	KRW	12,430	12,430	8,234	8,234
	Pohang E&E Co., Ltd	Heungkuk Life Insurance Co., Ltd.	KRW	71,930	71,930	64,592	64,592
	Incheon-Gimpo Expressway Co, Ltd.	Kookmin Bank and others	KRW	28,940	28,940	—	—
	PT. Wampu Electric Power	KEB Hana Bank	USD	2,365,099	2,738	2,365,099	2,738
	PT.Tanggamus Electric Power	KEB Hana Bank	USD	1,936,699	2,242	1,936,699	2,242
	Metropolitan Outer Ring Expressway co., ltd.	Others	KRW	276,521	276,521	14,486	14,486
	UITrans LRT Co., Ltd.	Kookmin Bank and others	KRW	121,750	121,750	107,176	107,176
	NEXTRAIN Co., Ltd	Others	KRW	634,752	634,752	—	—
	Pureun Tongyeong Enviro Co., Ltd.	KDB Bank and others	KRW	22,714	22,714	16,017	16,017
	Pure Gimpo Co., Ltd.	KDB Bank and others	KRW	44,740	44,740	32,847	32,847
	Clean Iksan Co., Ltd.	Samsung Fire & Marine Insurance Co., Ltd.	KRW	44,054	44,054	31,062	31,062
POSCO ICT	Incheon-Gimpo Expressway Co, Ltd.	KDB Bank	KRW	100,000	100,000	100,000	100,000
	UITrans LRT Co., Ltd.	Kookmin Bank	KRW	76,000	76,000	76,000	76,000
	Hyochun CO., LTD	KYOBO SECURITIES CO., LTD.		39,575	39,575	39,575	39,575
	Metropolitan Outer Ring Expressway co., ltd.	Woori bank and others	KRW	193,700	193,700	7,748	7,748
POSCO CHEMCAL CO., LTD (Formerly, POSCO CHEMTECH)	KRAKATAU POS-CHEM DONG-SUH CHEMICAL	KEB Hana Bank	USD	1,140,000	1,320	506,667	587
POSCO(Suzhou) Automotive Processing Center Co.,Ltd.	POS-InfraAuto (Suzhou) Co., Ltd	KDB Bank	USD	769,500	891	769,500	891

[Others]
POSCO INTERNATIONAL Corporation (Formerly, POSCO DAEWOO Corporation)	Ambatovy Project Investments Ltd. and others	Export-Import Bank of Korea	USD	21,818,182	25,261	3,451,287	3,996
POSCO ICT	Soosungenc and others	KEB Hana Bank	KRW	1,198,724	1,198,724	1,198,724	1,198,724
POSCO ENGINEERING & CONSTRUCTION CO., LTD.	Ecocity CO., LTD and others	Others	KRW	3,616,714	3,616,714	2,156,506	2,156,506
POSCO AUSTRALIA PTY LTD	Department of Trade and Investment (NSW Government) and others	Woori bank and others	AUD	26,525,154	21,495	26,525,154	21,495

			AUD	26,525,154	21,495	26,525,154	21,495
			BRL	464,060,000	133,672	464,060,000	133,672
			EUR	69,250,000	89,847	69,250,000	89,847
			IDR	150,000,000,000	12,465	150,000,000,000	12,465
			INR	221,000,000	3,587	171,200,000	2,779
			KRW	6,993,544	6,993,544	4,329,507	4,329,507
			THB	5,501,000,000	212,669	5,501,000,000	212,669
			USD	3,866,040,581	4,476,101	3,200,258,973	3,705,259

(c)	Other commitments
Details of other commitments of the Company as of December 31, 2019 are as follows:

Company	Description
POSCO
POSCO entered into long-term contracts to purchase iron ore, coal, nickel and others. The contracts of iron ore and coal generally have terms of more than three years and the contracts of nickel have terms of more than one year. These contracts provide for periodic price adjustments based on the market price. As of December 31, 2019, 102 million tons of iron ore and 11 million tons of coal remained to be purchased under such long-term contracts.

POSCO entered into an agreement with Tangguh Liquefied Natural Gas (LNG) Consortium in Indonesia to purchase 550 thousand tons of LNG annually for 20 years commencing in August 2005. The purchase price is subject to change, based on changes of the monthly standard oil price (JCC) and with a price ceiling.

POSCO has long-term service contracts for the transportation of raw materials. As of December 31, 2019, there are 39 vessels under contracts, and the average remaining contract period is about 10 years.

As of December 31, 2019, POSCO entered into a commitment with KOREA ENERGY AGENCY for long-term foreign currency borrowings, which are limited up to the amount of USD 4.12 million. The borrowing is related to the exploration of gas hydrates in Western Fergana-Chinabad. The repayment of the borrowings depends on the success of the projects. POSCO is not liable for the repayment in full or in part of the amount borrowed if the respective projects fail. POSCO has agreed to pay a certain portion of its profits under certain conditions, as defined by the borrowing agreements. As of December 31, 2019, the ending balance of the borrowing amounts to USD 1.02 million.

POSCO provides a
￦
9.8 billion fund supplement agreement for Busan E&E Co., LTD. a subsidiary of our company, at the request of creditors, including the Korea Development Bank.

POSCO has provided a supplemental funding agreement, as the largest shareholder, as requested from the creditors, including Norddeutsche Landesbank, for seamless funding to POSCO ENERGY Co., LTD., a subsidiary of the Company, under construction of new power plant.

POSCO ENGINEERING & CONSTRUCTION CO., LTD.
As of December 31, 2019, POSCO ENGINEERING & CONSTRUCTION CO., LTD. has foreign currency guarantee of up to USD 2,425 million and uses USD 710 million with Woori Bank and others.

As of December 31, 2019, The out standing balance of loans related to major liability compliance agreements is
￦
2,613.7 billion from three projects including development of Park One in Yeouido. If the responsibility is not fulfilled, the obligation is to take over the debt and lease the liability.

POSCO ICT
As of December 31, 2019, the company is provided with a guarantee of
￦
85,182 million and
￦
3,482 million and
￦
305 million, respectively, from the Software credit union and the Seoul guarantee insurance company and Engineering credit union.

In connection with 15 projects, including the construction of the Bundang Center of Doosan Co.,LTD, the company is responsible for fulfilling its obligations, and as of the end of the current quarter, outstanding loans related to the liability compliance agreement are worth
￦
882 billion. If the responsibility is not fulfilled, the principal and interest of Daeju is liable for damages.

(d)	Litigation in progress

1)	Request for Arbitration of NSC Investment and TGC
In March 2019, NSC Investment and TGC(“Applicant”), a joint venture former partner of POSCO E&C, in connection with the Songdo International City Development Project in Incheon, have filed an arbitration (mediation price: about USD 2 billion) for violations of POSCO E&C. In addition, the Applicants filed an appeal in the United States District Court for the Southern District of New York in March 2019, confirming that all claims specified in the above arbitration application must be resolved by ICC arbitration. As of December 31, 2019, the Company has determined that the applicant’s claim is not legally valid, and did not recognize a provision because it believes that the present obligation does not exist.

2)	Other litigations
As of December 31, 2019, litigations in progress that POSCO and certain subsidiaries are defendants in legal actions arising from the normal course of business are as follows:

(in millions of Won, in thousands of foreign currencies)
Company	Legal actions	Claim amount		Won equivalent	Descrioption
POSCO	23	KRW	39,500	39,500	Lawsuit on claim for employee right and others(*1)
POSCO INTERNATIONAL Corporation (Formerly, POSCO DAEWOO Corporation)	1	CAD	79,000	70,038	Lawsuit on claim for damages
	5	INR	4,518,694	73,338	Lawsuit on claim for payment on guarantees and others(*1)
	8	KRW	18,786	18,786	Litigation for confirmation of deposit bond and others
	4	USD	22,813	26,413	Lawsuit on claim for damages and others
	1	PKR	124,775	931	Lawsuit on claim for damages
POSCO ENGINEERING & CONSTRUCTION CO., LTD.	123	KRW	2,838,122	2,838,122	Lawsuit on claim for damages and others(*1)
POSCO ICT	1	BRL	10,244	2,951	Lawsuit on revocation of claim for damage(*1)
	11	KRW	8,500	8,500	Lawsuit on claim for damages and others(*1)
POSCO A&C	10	KRW	6,043	6,043	Lawsuit on claim for payment on construction and others
POSCO ENERGY CO., LTD.	3	KRW	3,669	3,669	Lawsuit on claim for damages and others
POSCO E&C CHINA CO., LTD.	5	CNY	66,655	11,047	Lawsuit over contract dispute and others
POSCO COATED & COLOR STEEL Co., Ltd.	1	KRW	1,400	1,400	Lawsuit on claim for damages
POSCO ENGINEERING (THAILAND) CO., LTD.	2	THB	160,929	6,222	Lawsuit on claim for payment on construction and others
	1	USD	1,046	1,211	Lawsuit on claim for payment on construction
PT. KRAKATAU POSCO	1	IDR	211,407,872	17,568	Lawsuit on claim for payment on construction
POSCO E&C Vietnam Co., Ltd.	3	USD	5,131	5,941	Lawsuit on claim for payment on construction
Pos-Sea Pte Ltd	1	USD	12,700	14,704	Lawsuit over contract dispute
POSCO TNPC Otomotiv Celik San. Ve Tic. A.S	7	TRY	102	20	Lawsuit over industrial accidents and others
POSCO India Steel Distribution Center Private Ltd.	1	INR	223,795	3,632	Lawsuit on claim for tax restitution
Brazil Sao Paulo Steel Processing Center	3	BRL	4,321	1,245	Lawsuit on claim for labor and others
POSCO ENGINEERING & CONSTRUCTION DO BRAZIL LTDA.	104	BRL	152,077	43,806	Lawsuit on claim for payment on construction and others(*1)
POSCO ASSAN TST STEEL INDUSTRY	1	TRY	1,965	383	Lawsuit on compensation
POSCO Asia Co., Ltd.	1	USD	950	1,099	Lawsuit on claim for receivable
ZHANGJIAGANG POHANG STAINLESS STEEL CO., LTD.	1	CNY	807	134	Lawsuit on claim for labor
POSCO CHEMCAL CO., LTD (Formerly, POSCO CHEMTECH)	1	KRW	15,383	15,383	Calculation of stock purchase value
POSCO M-TECH	2	KRW	425	425	Lawsuit on claim for damages
POSCO Engineering and Construction India Private Limited	3	INR	27,995	454	Lawsuit on claim for payment
POSCO INTERNATIONAL AMERICA Corp.	1	USD	150	174	Lawsuit over injury
HONG KONG POSCO E&C (CHINA) INVESTMENT Co., Ltd.	1	KRW	3,305	3,305	Lawsuit on claim for payment

(*1)
The Company made a reliable estimate in 105 lawsuits by considering the possibility and estimated amount of outflow of resources and recognized
￦
54,228 million as provision for legal contingencies and claims.

For all the other lawsuits and claims, management does not believe the Company has any present obligations and the Company has not recognized any provisions.

(e)	Other contingent circumstances
Other major contingencies for the Company for the years ended December 31, 2019 are as follows:

Company	Description
POSCO	POSCO has provided 3 blank checks to Korea Energy Agency as collateral for long-term foreign currency borrowings.

POSCO INTERNATIONAL Corporation (Formerly, POSCO DAEWOO Corporation)
As of December 31, 2019, POSCO INTERNATIONAL Corporation (Formerly, POSCO DAEWOO Corporation) has provided 33 blank promissory notes and 20 blank checks to Korea Energy Agency and others as collateral for the guarantee on performance for contracts and others.

POSCO ENGINEERING & CONSTRUCTION Co., LTD.
As of December 31, 2019, POSCO ENGINEERING & CONSTRUCTION CO., LTD. has provided 26 blank checks and 4 blank promissory notes as collateral for agreements and outstanding loans, and has provided joint guarantee of
￦
9,887,559 million for guarantee that partners had issued from Korea Housing & Urban Guarantee Corporation and others.

POSCO ICT	As of December 31, 2019, POSCO ICT has provided 2 blank promissory notes and 6 blank checks to financial institutions as collateral for the guarantee on performance for contracts and others.